Right-of use assets -Summary Of Analysis Of Expense Items In Relation To Leases Recognised In Profit Or Loss (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of quantitative information about right-of-use assets [abstract]
Interest on lease liabilities	¥ 5,302	¥ 2,409	¥ 2,009
Interest rate swaps: cash flow hedge, reclassified from equity (Note 15)	(18)	(13)	17
Expense relating to leases with remaining lease term ending on or before December 31, 2019	2,092
Expense relating to leases of variable lease payments not included in the measurement of lease liabilities	¥ 81
Total minimum lease payments for leases previously classified as operating leases under IAS 17		¥ 9,920	¥ 8,996